DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Total Assets	$ 690,746	$ 245,069
Liabilities:
Total Liabilities	295,267	480
Discontinued Operations
Assets:
Property, plant and equipment, net of accumulated depreciation	270,188
Investments in excess mortgage servicing rights at fair value		245,036
Intangibles, net of accumulated amortization	145,400
Goodwill	126,686
Cash and cash equivalents	31,811
Restricted cash	6,477
Receivables and other assets	110,184	33
Total Assets	690,746	245,069
Liabilities:
Credit facilities, media	182,016
Purchase price payable on investments in excess mortgage servicing rights		59
Accounts payable, accrued expenses and other liabilities	113,251	421
Total Liabilities	$ 295,267	$ 480